Business combinations and acquisition of non-controlling interests - Fair value of identifiable assets and liabilities (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Oct. 01, 2021	Jul. 01, 2021	Mar. 10, 2021	Dec. 31, 2021	Dec. 09, 2022	Jun. 30, 2022	Sep. 03, 2021
Me Salva!
Assets
Cash and cash and equivalents				R$ 10,562
Trade receivables				2,010
Inventories				80
Recoverable taxes				7
Other assets				160
Property and equipment				145
Right-of-use assets				112
Intangible assets				12,022
Total Assets				25,098
Liabilities
Trade payables				614
Labor and social obligations				296
Taxes and contributions payable				211
Leases				112
Loans and financing				91
Advances from customers				322
Other liabilities				2,263
Total Liabilities				3,909
Net identifiable assets acquired at fair value				21,189
Goodwill arising on acquisition			R$ 28,326	28,326
Purchase consideration			49,515	49,515	R$ 9,504
Cash paid			15,779	15,778
Capital contribution			10,000	10,000
Accounts payables to selling shareholders arising from acquisition				22,196
Retained payments			1,324	1,324		R$ 1,243
Price adjustment			R$ 217	217
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)				(486)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)				(15,433)
Eduqo
Assets
Cash and cash and equivalents				1,112
Trade receivables				300
Recoverable taxes				50
Other assets				4
Property and equipment				74
Right-of-use assets				270
Intangible assets				9,097
Total Assets				10,907
Liabilities
Trade payables				77
Labor and social obligations				232
Taxes and contributions payable				657
Leases				270
Loans and financing				119
Other liabilities				4
Total Liabilities				1,359
Net identifiable assets acquired at fair value				9,548
Goodwill arising on acquisition		R$ 22,422		22,422
Purchase consideration		31,970		31,970
Cash paid		15,097		15,097
Accounts payables to selling shareholders arising from acquisition				16,076
Price adjustment		R$ 797		797
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)				(390)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)				(13,985)
Edupass
Assets
Cash and cash and equivalents				362
Trade receivables				23
Other assets				102
Intangible assets				3,702
Total Assets				4,189
Liabilities
Trade payables				56
Labor and social obligations				42
Taxes and contributions payable				519
Advances from customers				22
Total Liabilities				639
Net identifiable assets acquired at fair value				3,550
Goodwill arising on acquisition				11,679			R$ 11,679
Purchase consideration				15,229			15,229
Cash paid				2,000			R$ 2,000
Accounts payables to selling shareholders arising from acquisition				13,229
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)				(191)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)				(1,638)
P2D
Assets
Cash and cash and equivalents				24,136
Trade receivables				17,786
Inventories				23,348
Recoverable taxes				1,175
Deferred taxes				3,137
Advance to employees				109
Other assets				2,622
Property and equipment				319
Intangible assets				168,187
Total Assets				240,819
Liabilities
Trade payables				8,738
Labor and social obligations				5,205
Taxes and contributions payable				65
Advances from customers				202
Other liabilities				6,113
Total Liabilities				20,323
Net identifiable assets acquired at fair value				220,496
Goodwill arising on acquisition	R$ 560,075			560,075
Purchase consideration	780,571			780,571
Cash paid	788,985			788,985
Price adjustment	R$ (8,414)			(8,414)
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)				(13,629)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)				R$ (764,849)